United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2011

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

January 31, 2011

(Unaudited)

	Shares	Value
Domestic Common Stocks – 90.88%

Banking – 14.32%
U.S. Bancorp (USB)	1,500	$40,500
Wells Fargo & Co. (WFC)	3,000	97,260
		137,760

Business Services – 7.71%
Paychex Inc. (PAYX)	950	30,400
UTi Worldwide Inc. (UTIW)	2,000	43,800
		74,200
Consumer Staples – 3.67%
McCormick & Co. Inc. (MKC) (non-voting shares)	800	35,360

Credit Card Services – 4.06%
American Express Company (AXP)	900	39,042

Diversified Holding Companies – 12.74%
Berkshire Hathaway, Inc. Class B (BRK.B)*	1,500	122,625

Healthcare Products – 11.49%
Becton Dickinson & Co. (BDX)	400	37,328
Johnson & Johnson (JNJ)	600	35,862
Stryker Corp. (SYK)	650	37,414
		110,604

Healthcare Services – 6.64%
UnitedHealth Group, Inc. (UNH)	800	32,840
WellPoint, Inc. (WLP)*	500	31,060
		63,900

Industrial Equipment - 4.28%
Houston Wire & Cable Co. (HWCC)	1,600	20,880
Hurco Companies Inc (HURC)*	800	20,280
		41,160

Insurance – Property & Casualty – 4.18%
Markel Corporation (MKL)*	100	40,250

Personal Services – 4.64%
Weight Watchers International Inc. (WTW)	1,150	44,620

Real Estate Development – 4.56%
St. Joe Company (JOE)*	1,600	43,856

Restaurants – 4.37%
Yum Brands Inc. (YUM)	900	42,084

Retail – 8.22%
Sears Holdings Corp (SHLD)*	1,050	79,138

Total Domestic Common Stocks		874,599

Foreign Common Stocks – 5.15%

Mexico – 2.60%
Building Materials – 2.60%
CEMEX ADR (CX)	2,649	25,086

South Korea – 2.55%
Steel – 2.55%
POSCO ADR (PKX)	240	24,514

Total Foreign Common Stocks		49,600

Short-term Investments – 3.91%
Schwab Cash Reserves – 0.08% yld.**		37,601
Total Short-Term Investments		37,601

Total Investments - 99.94%		961,800

Other assets in excess of liabilities - 0.06%		590

Net Assets – 100.00%		$962,390

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at January 31, 2011.

The accompanying notes are an integral part of these financial statements.

At January 31, 2011, the gross unrealized appreciation for all securities totaled $162,465 and the gross unrealized depreciation for all securities totaled $66,822 or a net unrealized appreciation of $95,643.  The aggregate cost of securities for federal income tax purposes at January 31, 2011 was $833,784, including short-term investments.

 Note 1 - Security Valuation:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$874,599	-	-	$874,599
Foreign Common Stocks	49,600	-	-	49,600
Short-Term Investments	37,601	-	-	37,601
Total	$961,800	-	-	$961,800

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

March 29, 2011